Legal Proceedings (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Provision for income taxes	$ 28,014	$ 10,168	$ 6,022	$ 16,858	$ (90)	$ 5,169	$ 17,183	$ 26,969	$ 61,062	$ 49,231	$ 111,664
Bond [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value									50,000
Stifel Nicolaus [Member]
Loss Contingencies [Line Items]
Provision for income taxes									8,900
Increase in legal reserves									31,800
SEC/Wisconsin Lawsuit [Member]
Loss Contingencies [Line Items]
Litigation settlement amount	$ 24,500
Stone & Youngberg [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value									$ 200,000